Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail) - Interest Rate Swap Agreements	Dec. 31, 2021
Minimum
Derivative [Line Items]
Variable interest rate on debt	2.25%
Maximum
Derivative [Line Items]
Variable interest rate on debt	2.40%